Pension and Other Postretirement Benefits - Assumptions Used in Determining Benefit Obligations and Net Periodic Benefit Cost Amounts (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Weighted average assumptions for benefit obligations at year end:
Discount rate (as a percent)	3.00%	3.60%
Salary increase (as a percent)	3.30%	3.50%
Weighted average assumptions for net periodic cost for the year:
Discount rate (as a percent)	3.60%	3.20%
Salary increase (as a percent)	3.50%	3.50%
Expected return on assets (as a percent)	6.20%	6.70%
Other Benefits [Member]
Weighted average assumptions for benefit obligations at year end:
Discount rate (as a percent)	3.70%	4.00%
Weighted average assumptions for net periodic cost for the year:
Discount rate (as a percent)	4.00%	3.70%
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (as a percent)	6.20%	5.50%
Rate that the cost trend rate gradually declines to (as a percent)	5.00%	5.00%